Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Aug. 31, 2024	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	9,611,111		7,711,111
Ordinary shares, shares outstanding	9,611,111		7,711,111